Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2024
Registrant Name	dei_EntityRegistrantName	VANGUARD NEW JERSEY TAX-FREE FUNDS
CIK	dei_EntityCentralIndexKey	0000821404
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Mar. 27, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 28, 2025
Prospectus Date	rr_ProspectusDate	Mar. 28, 2025
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A